SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Group estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less.

Cash equivalents are placed with financial institutions with high-credit ratings and quality.

(e)	Investment Securities

Investment securities consist of investments in mutual funds that mainly invest in bonds and fixed interest securities. The investment securities are considered as marketable equity securities and are accounted for as available-for-sale investments. Management determines the appropriate classification of its investment securities at the time of purchase and reevaluates the classifications at each balance sheet date. Investment securities are classified as either short-term or long-term based on the nature of each security and its availability for use in current operations. Investment securities are carried at fair value, with unrealized gains and losses, net of taxes, reported in other comprehensive income (loss), with the exception of unrealized losses believed to be other-than-temporary which are recorded in the consolidated statements of operations.

(f)	Restricted Cash

The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Group expects those funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current portion of restricted cash represents those funds that will not be released or utilized within the next twelve months. Restricted cash mainly consists of i) bank accounts that are restricted for withdrawal and for payment of project costs or debt servicing associated with borrowings under respective senior notes, a senior secured credit facility and other associated agreements; and ii) collateral bank accounts associated with borrowings under credit facilities.

(g)	Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of casino receivables. The Group issues credit in the form of markers to approved casino customers following investigations of creditworthiness including to its gaming promoters in Macau and the Philippines, which receivable can be offset against commissions payable and any other value items held by the Group to the respective customer and for which the Group intends to set off when required. As of December 31, 2017 and 2016, a substantial portion of the Group’s markers were due from customers and gaming promoters residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.

Accounts receivable, including casino, hotel and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Group’s receivables to their carrying amounts, which approximate fair values. The allowance is estimated based on specific reviews of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2017 and 2016, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

(h)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies. As disclosed in Note 2 (ab), with effect from January 1, 2017, inventories are stated at the lower of cost or net realizable value. Cost is calculated using the first-in, first-out,weighted average and specific identification methods.

(i)	Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization, and impairment losses, if any. Gains or losses on dispositions of property and equipment are included in the consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

During the construction and development stage of the Group’s casino gaming and entertainment casino resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.

Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as casino gaming and entertainment casino resort facilities are completed and opened.

Property and equipment are depreciated and amortized on a straight-line basis over the asset’s estimated useful life. Estimated useful lives are as follows:

Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

The remaining estimated useful lives of the property and equipment are periodically reviewed. For the review of estimated useful lives of buildings of Altira Macau and City of Dreams, the Group considered factors such as the business and operating environment of the gaming industry in Macau, laws and regulations in Macau and the Group’s anticipated usage of the buildings. As a result, effective from October 1, 2015, the estimated useful lives of certain buildings assets of Altira Macau and City of Dreams have been extended in order to reflect the estimated periods during which the buildings are expected to remain in service. The estimated useful lives of certain buildings assets of Altira Macau and City of Dreams were changed from 25 years to 40 years from the date the buildings were placed in service. The changes in estimated useful lives of these buildings assets have resulted in a reduction in depreciation of $5,827, an increase in net income attributable to Melco Resorts & Entertainment Limited of $5,827 and an increase in basic and diluted earnings per share of $0.004 for the year ended December 31, 2015.

(j)	Capitalized Interest and Amortization of Deferred Financing Costs

Interest and amortization of deferred financing costs associated with major development and construction projects is capitalized and included in the cost of the project. The capitalization of interest and amortization of deferred financing costs cease when the project is substantially completed or the development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expenses incurred amounted to $267,065, $252,600 and $253,168, of which $37,483, $29,033 and $134,838 were capitalized during the years ended December 31, 2017, 2016 and 2015, respectively. Amortization of deferred financing costs of $26,182, $48,345 and $38,511, net of amortization capitalized of nil, nil and $5,458, were recorded during the years ended December 31, 2017, 2016 and 2015, respectively.

(k)	Gaming Subconcession

The deemed cost of gaming subconcession is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Resorts (Macau) Limited (formerly known as Melco Crown (Macau) Limited) (“Melco Resorts Macau”), a subsidiary of the Company and the holder of the gaming subconcession in Macau, in 2006, and amortized using the straight-line method over the term of agreement which is due to expire in June 2022.

(l)	Goodwill and Intangible Assets

Goodwill represents the excess of acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable.

Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Group’s finite-lived intangible asset consists of the gaming subconcession. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Group’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate that the carrying value of the intangible assets may not be recoverable.

When performing the impairment analysis for goodwill and intangible assets with indefinite lives, the Group may first perform a qualitative assessment to determine whether it is more likely than not that the asset is impaired. If it is determined that it is more likely than not that the asset is impaired after assessing the qualitative factors, the Group then performs a quantitative impairment test that consists of a comparison of the implied fair value of goodwill and the fair values of the intangible assets with indefinite lives with their carrying amounts. An impairment loss is recognized in an amount equal to the excess of the carrying amount over the implied fair value for goodwill or the excess of the carrying amounts over the fair values of the intangible assets with indefinite lives.

(m)	Impairment of Long-lived Assets (Other Than Goodwill)

The Group evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Group then compares the estimated future cash flows of the asset, on an undiscounted basis, to the carrying value of the asset. If the undiscounted cash flows exceed the carrying value, no impairment is indicated. If the undiscounted cash flows do not exceed the carrying value, then an impairment charge is recorded based on the fair value of the asset, typically measured using a discounted cash flow model. If an asset is still under development, future cash flows include remaining construction costs.

During the years ended December 31, 2017, 2016 and 2015, impairment losses of $23,197, $3,245 and nil were recognized mainly due to reconfigurations and renovations at the Group’s operating properties and included in the consolidated statements of operations.

(n)	Deferred Financing Costs

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of the revolving credit facilities are included in long-term prepayments, deposits and other assets in the consolidated balance sheets. All other deferred financing costs are presented as a direct reduction of long-term debt in the consolidated balance sheets.

(o)	Land Use Rights

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated term of the land use rights.

Each land concession contract in Macau has an initial term of 25 years and is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The land use rights were originally amortized over the initial term of 25 years, in which the expiry dates of the land use rights of Altira Macau, City of Dreams and Studio City are March 2031, August 2033 and October 2026, respectively. The estimated term of the land use rights are periodically reviewed. For the review of such estimated term of the land use rights under the applicable land concession contracts, the Group considered factors such as the business and operating environment of the gaming industry in Macau, laws and regulations in Macau and the Group’s development plans. As a result, effective from October 1, 2015, the estimated term of the land use rights under the land concession contracts for Altira Macau, City of Dreams and Studio City, in accordance with the relevant accounting standards, have been extended to April 2047, May 2049 and October 2055, respectively which aligned with the estimated useful lives of certain buildings assets of 40 years as disclosed in Note 2(i). The changes in estimated term of the land use rights under the applicable land concession contracts have resulted in a reduction in amortization of land use rights of $10,413, an increase in net income attributable to Melco Resorts & Entertainment Limited of $6,763 and an increase in basic and diluted earnings per share of $0.004 for the year ended December 31, 2015.

(p)	Revenue Recognition and Promotional Allowances

The Group recognizes revenue at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses less accruals for the anticipated payouts of progressive slot jackpots. Funds deposited by customers in advance and chips in the customers’ possession are recognized as a liability before gaming play occurs.

The Group follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of certain hotels and Taipa Square Casino. For the operations of certain hotels, the Group is the owner of the hotel properties, and the hotel managers operate the hotels under management agreements providing management services to the Group, and the Group receives all rewards and takes substantial risks associated with the hotels’ business; it is the principal and the transactions are, therefore, recognized on a gross basis. For the operations of Taipa Square Casino, given the Group operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is, therefore, recognized on a gross basis.

Rooms, food and beverage, entertainment, retail and other revenues are recognized when services are provided or retail goods are sold. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer. Minimum operating and right to use fees, adjusted for contractual base fees and operating fees escalations, are included in entertainment, retail and other revenues and are recognized on a straight-line basis over the terms of the related agreements.

Revenues are recognized net of certain sales incentives which are required to be recorded as reductions of revenue. Consequently, the Group’s casino revenues are reduced by discounts, commissions and points from customer loyalty programs, such as player’s club loyalty program.

The retail values of rooms, food and beverage, entertainment, retail and other services furnished to guests without charge are included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances for the years ended December 31, 2017, 2016 and 2015 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2017	2016	2015
Rooms	$30,429	$30,865	$24,625
Food and beverage	85,715	79,719	64,676
Entertainment, retail and other	12,125	16,057	9,365

	$128,269	$126,641	$98,666

(q)	Point-loyalty Programs

The Group operates different loyalty programs in certain of its properties to encourage repeat business mainly from loyal slot machine customers and table games patrons. Members earn points primarily based on gaming activity and such points can be redeemed for free play and other free goods and services. The Group accrues for loyalty program points expected to be redeemed for cash and free play as a reduction to gaming revenue and accrues for loyalty program points expected to be redeemed for free goods and services as casino expense. The accruals are based on management’s estimates and assumptions regarding the estimated costs of providing those benefits, age and history with expiration of unused points resulting in a reduction of the accruals.

(r)	Gaming Taxes and License Fees

The Group is subject to taxes and license fees based on gross gaming revenue and other metrics in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. The gaming taxes and the majority of the license fees are determined from an assessment of the Group’s gaming revenue and are recognized as casino expense in the accompanying consolidated statements of operations. These taxes and license fees totaled $2,222,498, $1,826,061 and $1,717,805 for the years ended December 31, 2017, 2016 and 2015, respectively.

(s)	Pre-opening Costs

Pre-opening costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up operations and are expensed as incurred. During the years ended December 31, 2017, 2016 and 2015, the Group incurred pre-opening costs primarily in connection with the development of further expansions to City of Dreams, Studio City and City of Dreams Manila. The Group also incurs pre-opening costs on other one-off activities related to the marketing of new facilities and operations.

(t)	Development Costs

Development costs include the costs associated with the Group’s evaluation and pursuit of new business opportunities, which are expensed as incurred.

(u)	Advertising and Promotional Costs

The Group expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated statements of operations were $87,773, $83,068 and $107,383 for the years ended December 31, 2017, 2016 and 2015, respectively.

(v)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its major subsidiaries are the United States dollar (“$” or “US$”), the Hong Kong dollar (“HK$”), the Macau Pataca (“MOP”) or the Philippine Peso (“PHP”), respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income (loss).

(w)	Share-based Compensation Expenses

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is being recognized on the straight-line basis over the vesting period of the awards. As disclosed in Note 2(ab), with effect from January 1, 2017, forfeitures are recognized when they occur.

Further information on the Group’s share-based compensation arrangements is included in Note 16.

(x)	Income Tax

The Group is subject to income taxes in Hong Kong, Macau, the Philippines and other jurisdictions where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Group assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be, based on the technical merits of position, sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.

(y)	Net Income Attributable to Melco Resorts & Entertainment Limited Per Share

Basic net income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year.

Diluted net income attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2017	2016	2015
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Resorts & Entertainment Limited per share	1,467,653,209	1,516,714,277	1,617,263,041
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	11,689,000	8,569,995	9,845,729

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	1,479,342,209	1,525,284,272	1,627,108,770

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income attributable to Melco Resorts & Entertainment Limited per share	6,624,345	9,500,248	5,016,735

(z)	Accounting for Derivative Instruments and Hedging Activities

The Group uses derivative financial instruments such as floating-for-fixed interest rate swap agreements to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the Group’s Studio City Project Facility (as defined in Note 11). All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statements of operations or comprehensive income, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields. All outstanding interest rate swap agreements expired during the year ended December 31, 2016. Further information on the Group’s interest rate swap agreements is included in Note 11.

(aa)	Comprehensive Income (Loss) and Accumulated Other Comprehensive Losses

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustments, changes in fair values of interest rate swap agreements and unrealized loss on investment securities and is reported in the consolidated statements of comprehensive income.

As of December 31, 2017 and 2016, the Group’s accumulated other comprehensive losses consisted of the following components, net of tax and noncontrolling interests:

	December 31,
	2017	2016
Foreign currency translation adjustments	$25,460	$24,768
Unrealized loss on investment securities	1,150	—

	$26,610	$24,768

(ab)	Recent Changes in Accounting Standards

Newly Adopted Accounting Pronouncements:

In July 2015, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update, which changes the measurement principle for inventories that is measured using other than last-in, first-out or the retail inventory method from the lower of cost or market to the lower of cost and net realizable value. Net realizable value is defined by FASB as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance was effective as of January 1, 2017 and the Group adopted this new guidance on a prospective basis. The adoption of this guidance did not have a material impact on the Group’s consolidated financial statements.

In November 2015, the FASB issued an accounting standard update which simplifies balance sheet classification of deferred taxes. The guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non-current.The guidance was effective as of January 1, 2017 and the Group adopted this new guidance on a prospective basis, which impacts the classification of deferred tax assets and liabilities on any balance sheet that reports the Group’s consolidated financial position for any date after December 31, 2016. Consolidated balance sheets for prior periods have not been adjusted. The adoption of this new guidance did not have any impact on the Group’s results of operations or cashflows.

In March 2016, the FASB issued an accounting standard update which simplify several aspects of the accounting for employee share-based payments, including income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flow and electing an accounting policy to either estimate the number of forfeitures or account for forfeitures when they occur. The Group adopted this guidance effective January 1, 2017 and elected to account for forfeitures as they occur, rather than estimate expected forfeiture. This change in accounting policy was adopted on a modified retrospective basis, and no material cumulative effect adjustment to retained earnings was resulted.

Recent Accounting Pronouncements Not Yet Adopted:

In May 2014, the FASB issued an accounting standard update which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principal of this new revenue recognition model is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration which the entity expects to be entitled in exchange for those goods or services. This update also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. In August 2015, the FASB issued an accounting standard update which defers the effective date of the new revenue recognition accounting guidance by one year, to interim and fiscals years beginning after December 15, 2017, and early adoption is permitted for interim and fiscals years beginning after December 15, 2016. From March 2016 through December 2016, the FASB issued accounting standard updates which amend and further clarify the new revenue guidance such as reporting revenue as a principal versus agent, identifying performance obligations, accounting for intellectual property licenses, assessing collectability and presentation of sales taxes. These accounting standard updates are collectively referred to herein as the “New Revenue Standards”.

The Group has adopted the New Revenue Standards using the modified retrospective method, recognizing the cumulative effect of initially applying the guidance at the date of initial application on January 1, 2018. The most significant impacts of the adoption of the New Revenue Standards are as follows:

•	The New Revenue Standards will change the presentation of, and accounting for, goods and services furnished to guests without charge that are currently included in gross revenues and deducted as promotional allowances in the accompanying consolidated statements of operations. Under the New Revenue Standards, promotional allowances will be netted against casino revenues in primarily all cases. The promotional allowances are measured based on stand-alone selling prices. These changes will primarily result in a decrease in casino revenues and the elimination of the promotional allowances line item in future filings. Additionally, the estimated cost of providing the promotional allowances will no longer be included in casino expenses but, instead will be included in the respective expense categories.

•	A portion of commissions paid to gaming promoters, representing the estimated incentives that were returned to customers, are currently reported as a reduction in revenue, with the balance of commissions expense reflected as a casino expense. As a result of the adoption of the New Revenue Standards, all commissions paid to gaming promoters will be reflected as a reduction in casino revenue. This change will primarily result in a decrease in casino expense and a corresponding decrease in casino revenue.

•	The manner of assigning value to accrued customer benefits related to the non-discretionary incentives (including the point-loyalty programs) will be changed upon the adoption of the New Revenue Standards. The estimated liability for unredeemed non-discretionary incentives are currently accrued based on the estimated costs of providing such benefits and expected redemption rates. Under the New Revenue Standards, non-discretionary incentives represent a separate performance obligation and the resulting liability will be recorded using the stand-alone selling prices of such benefits less estimated breakage and will be offset against casino revenue. When the benefits are redeemed, revenue will be measured on the same basis and recognized in the resulting category of the goods or services provided. At the adoption date January 1, 2018, the Group expects to record an increase in the opening balance of accumulated losses by an amount not to exceed $13,100.

The Group does not anticipate any significant implementation issues from the adoption of the New Revenue Standards and is continuing its assessment of potential changes to the disclosures under the New Revenue Standards and through following the American Institute of Certified Public Accountants Revenue Recognition Task for Gaming Entities.

In January 2016, the FASB issued an accounting standard update which amends certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This guidance requires equity investments to be measured at fair value with changes in fair values recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). This guidance also eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair values that are required to be disclosed for financial instruments measured at amortized cost on the balance sheet. Further, the guidance requires separate presentation of financial assets and financial liabilities grouped by measurement category and form of financial asset on the balance sheet or in notes to the financial statements. The guidance is effective for interim and fiscal years beginning after December 15, 2017, with early adoption permitted for certain provisions of the guidance. The guidance should be applied using the modified retrospective method, with certain exceptions. The Group is adopting the guidance on January 1, 2018. At the adoption date, the Group expects to reclassify the unrealized loss on investment securities and record a reduction to the opening balance of retained earnings of $1,150. The Group anticipates that the adoption of this guidance will primarily increase the volatility of the Group’s other income (expense), net as a result of the remeasurement of marketable equity securities at fair values.

In February 2016, the FASB issued an accounting standard update on leases, which amends various aspects of existing accounting guidance for leases. The guidance requires all lessees to recognize a lease liability and a right-of-use asset, measured at the present value of the future minimum lease payments, at the lease commencement date. Lessor accounting remains largely unchanged under the new guidance. The guidance is effective for interim and fiscals years beginning after December 15, 2018, with early adoption permitted. The guidance should be applied at the beginning of the earliest period presented using a modified retrospective method. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements. The Group anticipates the primary effect upon adoption of this guidance is an increase in assets and liabilities on the accompanying consolidated balance sheet.

In August 2016, the FASB issued an accounting standard update which amends the guidance on the classification of certain cash receipts and payments in the statement of cash flows. The guidance is effective for interim and fiscal years beginning after December 15, 2017, with early adoption permitted. The guidance should be applied retrospectively. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

In November 2016, the FASB issued an accounting standard update which amends and clarifies the guidance on the classification and presentation of restricted cash in the statement of cash flows. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, restricted cash and restricted cash equivalents. Accordingly, restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance is effective for interim and fiscals years beginning after December 15, 2017, with early adoption permitted. The guidance should be applied retrospectively to all prior periods. The adoption of this guidance will impact the presentation and classification of restricted cash in the Group’s consolidated statements of cash flows.

In January 2017, the FASB issued an accounting standard update which eliminates step two from the goodwill impairment test and instead requires an entity to recognize an impairment charge for the amount by which the carrying value exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit. This guidance is effective for interim and fiscals years beginning after December 15, 2019, with early adoption permitted. The guidance should be applied prospectively. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements. The adoption of this guidance would only impact the Group’s consolidated financial statements in situations where an impairment of a reporting unit’s assets is determined and the measurement of the impairment charge.